Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies.
Schedule of aggregate future minimum lease payments under operating lease agreements

2015	$5,829
2016	5,628
2017	5,151
2018	4,600
2019	3,975
Thereafter	59,991
Total minimum future lease payments (a)	$85,174

(a)	Minimum future lease payments exclude $10,887 of sublease rental income.

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